UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-23226

ACTIVE WEIGHTING FUNDS ETF TRUST
 (Exact name of registrant as specified in charter)

200 Vesey Street, 24th Floor
New York, NY 10281
 (Address of principal executive offices) (Zip code)

 Matthew Clements
Active Weighting Advisors LLC
200 Vesey Street, 24th Floor
New York, NY 10281
 (Name and address of agent for service)

Copies to:

John McGuire
Morgan Lewis & Brockius LLP
1111 Pennsylvania Avenue, NW
Washington, D.C. 20004-2541

Registrant's telephone number, including area code: (646)-787-0394

Date of fiscal year end: August 31, 2018

Date of reporting period: May 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Active Weighting Funds ETF Trust
Schedule of Investments
EventShares U.S. Policy Alpha ETF
May 31, 2018 (Unaudited)
	Shares	Value
COMMON STOCKS — 91.9%
Aerospace/Defense — 7.3%
General Dynamics Corp.	1,153	$232,572
Lockheed Martin Corp.	728	228,985
Northrop Grumman Corp.	720	235,620
Raytheon Co.	1,134	237,573
		934,750
Agriculture — 1.9%
Archer-Daniels-Midland Co.	5,666	247,718

Auto Parts & Equipment — 3.9%
BorgWarner, Inc.	4,909	239,461
Delphi Technologies PLC(a)	5,256	263,326
		502,787
Banks — 14.2%
Associated Banc-Corp.	10,596	292,450
Bank of America Corp.	8,603	249,831
KeyCorp	13,234	257,269
M&T Bank Corp.	1,428	245,730
Northern Trust Corp.	2,391	245,125
PacWest Bancorp	5,050	267,953
Zions Bancorporation	4,878	267,363
		1,825,721
Beverages — 2.0%
Constellation Brands, Inc.	1,128	251,634

Commercial Services — 1.8%
ASGN, Inc.*	3,024	232,848

Computers — 2.1%
CACI International, Inc.*	1,634	272,306

Electric — 4.1%
Ameren Corp.	4,563	270,084
WEC Energy Group, Inc.	4,142	261,567
		531,651
Electronics — 2.1%
FLIR Systems, Inc.	4,903	264,272

Engineering & Construction — 1.7%
Fluor Corp.	4,370	212,994

Gas — 2.1%
NiSource, Inc.	10,856	274,657

Healthcare-Services — 14.8%
Centene Corp.*	2,311	270,757
Encompass Health Corp.	4,443	287,684
HCA Healthcare, Inc.	2,622	270,433
Humana, Inc.	873	254,025
Molina Healthcare, Inc.*	3,053	259,291
Teladoc, Inc.*	6,053	308,098
Universal Health Services, Inc.	2,122	243,988
		1,894,276
Household Products/Wares — 1.9%
Church & Dwight Co., Inc.	5,292	248,459

Lodging — 2.1%
Extended Stay America, Inc.	12,726	267,882

Miscellaneous Manufacturing — 2.2%
Hexcel Corp.	3,939	278,999

Oil & Gas — 5.8%
Concho Resources, Inc.*	1,633	224,227
Diamondback Energy, Inc.	1,995	240,916
Phillips 66	2,352	273,985
		739,128
Packaging & Containers — 1.8%
Graphic Packaging Holding Co.	16,258	235,416

Pharmaceuticals — 2.0%
Mylan NV*(a)	6,748	259,528

Pipelines — 2.3%
Cheniere Energy, Inc.*	4,440	295,793

Retail — 4.2%
Caleres, Inc.	7,664	271,765
Costco Wholesale Corp.	1,328	263,263
		535,028
Shipbuilding — 1.7%
Huntington Ingalls Industries, Inc.	970	214,438

Software — 6.2%
Broadridge Financial Solutions, Inc.	2,331	269,114
Cerner Corp.*	4,402	262,711
Fiserv, Inc.*	3,606	261,796
		793,621
Telecommunications — 1.7%
EchoStar Corp.*	4,680	220,147

Transportation — 2.0%
Kansas City Southern	2,343	251,053

TOTAL COMMON STOCKS
(Cost $11,816,459)		11,785,106

REAL ESTATE INVESTMENT TRUSTS — 8.2%
American Tower Corp.	1,876	259,582
Camden Property Trust	3,038	267,344
CoreCivic, Inc.	12,747	274,315
Equinix, Inc.	630	250,016
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $1,041,560)		1,051,257

MONEY MARKET FUND — 0.2%
First American Treasury Obligations Fund - Class X, 1.64%(b)	24,242	24,242
(Cost $24,242)		24,242

TOTAL INVESTMENTS — 100.3%
(Cost $12,882,261)		12,860,605
Other assets and liabilities, net — (0.3)%		(38,863)
NET ASSETS — 100.0%		$12,821,742

*	Non-income producing security.
(a)	Foreign issued security.
(b)	The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investements.  These inpurts are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities.  Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).  Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the year with significant unobservable inputs which would be classified as Level 3. During the period ended May 31, 2018, there were no transfers between levels for the Fund. It is the Fund’s policy to record transfers between levels as of the end of the reporting period.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of May 31, 2018:

	Level 1	Level 2	Level 3	Total

Common Stocks(c)	$11,785,106	$-	$-	$11,785,106
Real Estate Investment Trusts	1,051,257	-	-	1,051,257
Money Market Fund	24,242	-	-	24,242
Total Investments in Securities	$12,860,605	$-	$-	$12,860,605

(c) For further breakdown of Common Stocks by Industry type, please refer to the Schedule of Investments.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and most recent semi-annual financial statement.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.